Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Total investments
Total investments at December 31, 2012 and 2011 were as follows:

	2012			2011
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,006.8	$16,821.0	$18,827.8	$2,168.1	$15,222.7	$17,390.8
Mortgage loans	214.4	1,429.2	1,643.6	41.7	1,606.8	1,648.5
Other investments	.7	1,448.0	1,448.7	2.0	1,253.7	1,255.7
Total investments	$2,221.9	$19,698.2	$21,920.1	$2,211.8	$18,083.2	$20,295.0

Debt and equity securities available for sale
Debt and equity securities available for sale at December 31, 2012 and 2011 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2012
Debt securities:
U.S. government securities	$1,413.4	$147.9	$(1.8)		$1,559.5
States, municipalities and political subdivisions	2,770.9	267.9	(4.3)		3,034.5
U.S. corporate securities	6,926.2	871.7	(7.3)		7,790.6
Foreign securities	2,988.1	391.3	(8.8)		3,370.6
Residential mortgage-backed securities	929.5	49.9	(.4)		979.0
Commercial mortgage-backed securities	1,268.7	149.7	(1.8)	(1)	1,416.6
Other asset-backed securities	517.4	28.3	(3.6)	(1)	542.1
Redeemable preferred securities	89.6	12.3	(7.3)		94.6
Total debt securities	16,903.8	1,919.0	(35.3)		18,787.5
Equity securities	38.3	5.1	(3.1)		40.3
Total debt and equity securities (2)	$16,942.1	$1,924.1	$(38.4)		$18,827.8
December 31, 2011
Debt securities:
U.S. government securities	$1,394.7	$165.0	$(.4)		$1,559.3
States, municipalities and political subdivisions	2,654.9	208.5	(3.3)		2,860.1
U.S. corporate securities	6,484.0	718.2	(28.1)		7,174.1
Foreign securities	2,614.9	278.2	(38.0)		2,855.1
Residential mortgage-backed securities	849.8	51.1	(.1)		900.8
Commercial mortgage-backed securities	1,295.3	98.3	(5.8)	(1)	1,387.8
Other asset-backed securities	437.0	20.6	(3.8)	(1)	453.8
Redeemable preferred securities	164.2	12.6	(14.5)		162.3
Total debt securities	15,894.8	1,552.5	(94.0)		17,353.3
Equity securities	40.3	5.0	(7.8)		37.5
Total debt and equity securities (2)	$15,935.1	$1,557.5	$(101.8)		$17,390.8

(1)
At December 31, 2012 and 2011, we held securities for which we previously recognized $25.2 million and $27.6 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2012 and 2011 of $9.6 million and $7.4 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 131 for additional information on our accounting for discontinued products).  At December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million and, at December 31, 2011, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2012 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$807.4
One year through five years	4,182.1
After five years through ten years	5,503.3
Greater than ten years	5,357.0
Residential mortgage-backed securities	979.0
Commercial mortgage-backed securities	1,416.6
Other asset-backed securities	542.1
Total	$18,787.5

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2012 and 2011 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012
Debt securities:
U.S. government securities	$138.3	$1.4	$15.1	$.4	$153.4	$1.8
States, municipalities and political subdivisions	264.6	3.0	28.5	1.3	293.1	4.3
U.S. corporate securities	598.4	6.1	10.8	1.2	609.2	7.3
Foreign securities	270.4	1.4	35.6	7.4	306.0	8.8
Residential mortgage-backed securities	51.7	.3	2.1	.1	53.8	.4
Commercial mortgage-backed securities	6.3	.1	46.1	1.7	52.4	1.8
Other asset-backed securities	44.8	.1	1.5	3.5	46.3	3.6
Redeemable preferred securities	12.2	.2	10.0	7.1	22.2	7.3
Total debt securities	1,386.7	12.6	149.7	22.7	1,536.4	35.3
Equity securities	16.4	2.1	13.0	1.0	29.4	3.1
Total debt and equity securities (1)	$1,403.1	$14.7	$162.7	$23.7	$1,565.8	$38.4
December 31, 2011
Debt securities:
U.S. government securities	$14.0	$—	$15.1	$.4	$29.1	$.4
States, municipalities and political subdivisions	23.8	.4	68.6	2.9	92.4	3.3
U.S. corporate securities	625.5	25.7	62.4	2.4	687.9	28.1
Foreign securities	498.8	25.4	55.3	12.6	554.1	38.0
Residential mortgage-backed securities	.9	—	2.9	.1	3.8	.1
Commercial mortgage-backed securities	102.7	2.8	42.8	3.0	145.5	5.8
Other asset-backed securities	27.8	.1	3.9	3.7	31.7	3.8
Redeemable preferred securities	17.6	.9	34.5	13.6	52.1	14.5
Total debt securities	1,311.1	55.3	285.5	38.7	1,596.6	94.0
Equity securities	6.2	2.4	20.8	5.4	27.0	7.8
Total debt and equity securities (1)	$1,317.3	$57.7	$306.3	$44.1	$1,623.6	$101.8

(1)
At December 31, 2012 and 2011, debt and equity securities in an unrealized capital loss position of $19.4 million and $48.2 million, respectively, and with related fair value of $225.2 million and $446.1 million, respectively, related to experience-rated and discontinued products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2012 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$.6	$.1	$.6	$.1
One year through five years	7.0	.1	254.2	1.7	261.2	1.8
After five years through ten years	39.4	.3	535.7	5.0	575.1	5.3
Greater than ten years	141.2	15.9	405.8	6.4	547.0	22.3
Residential mortgage-backed securities	—	—	53.8	.4	53.8	.4
Commercial mortgage-backed securities	2.8	.1	49.6	1.7	52.4	1.8
Other asset-backed securities	5.7	.1	40.6	3.5	46.3	3.6
Total	$196.1	$16.5	$1,340.3	$18.8	$1,536.4	$35.3

Net realized capital gains (losses)
Net realized capital gains for the three years ended December 31, 2012, 2011 and 2010, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2012	2011	2010
OTTI losses on debt securities	$(10.9)	$(10.2)	$(46.7)
Portion of OTTI losses on debt securities recognized in other comprehensive income	.1	—	14.4
Net OTTI losses on debt securities recognized in earnings	(10.8)	(10.2)	(32.3)
Net realized capital gains, excluding OTTI losses on debt securities	119.5	178.1	259.8
Net realized capital gains	$108.7	$167.9	$227.5

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2012, 2011 and 2010 were as follows:

(Millions)	2012	2011	2010
Proceeds on sales	$5,819.2	$6,278.3	$7,663.4
Gross realized capital gains	171.7	265.3	364.8
Gross realized capital losses	17.4	38.5	43.2

Activity in mortgage loan portfolio	During 2012 and 2011 we had the following activity in our mortgage loan portfolio:

(Millions)	2012	2011
New mortgage loans	$177.0	$260.4
Mortgage loans fully-repaid	106.5	70.4
Mortgage loans foreclosed	16.7	—

Mortgage loan internal credit rating
Based upon our most recent assessment at December 31, 2012 and 2011, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)	2012	2011
1	$94.0	$95.6
2 to 4	1,451.1	1,426.1
5	60.2	97.1
6 and 7	38.3	29.7
Total	$1,643.6	$1,648.5

Schedule of Future Mortgage Loan Payments	At December 31, 2012 scheduled mortgage loan principal repayments were as follows:

(Millions)
2013	$214.4
2014	91.4
2015	142.1
2016	228.0
2017	164.6
Thereafter	811.8

Sources of net investment income
Sources of net investment income for 2012, 2011 and 2010 were as follows:

(Millions)	2012	2011	2010
Debt securities	$763.7	$829.2	$911.8
Mortgage loans	122.4	102.8	118.7
Other investments	66.8	29.8	56.5
Gross investment income	952.9	961.8	1,087.0
Less: investment expenses	(34.6)	(31.0)	(30.7)
Net investment income (1)	$918.3	$930.8	$1,056.3

(1)
Net investment income includes $322.2 million, $317.5 million and $344.9 million for December 31, 2012, 2011 and 2010, respectively, related to investments supporting our experience-rated and discontinued products.